Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000249214
Shareholder Report [Line Items]
Fund Name	AB Mid Cap Value Portfolio
Class Name	Class Z
Trading Symbol	ABMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABMVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the Russell Midcap Value Index (the “benchmark”), before sales charges. The Fund's results were primarily driven by effective security selection within technology and consumer discretionary, as well as beneficial positioning in select sectors. These factors were the leading contributors to performance. Conversely, security selection within industrials and materials, along with exposure to certain underperforming areas, detracted from results. Overall, the Fund's performance reflected the impact of active management decisions across different sectors, with both positive and negative influences evident during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell Midcap Value Index
04/24	$10,000	$10,000	$10,000
11/24	$11,360	$11,888	$11,699
11/25	$11,800	$13,671	$12,034

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 4/30/24
Class Z	3.78%	10.98%
S&P 500 Index	15.00%	21.75%
Russell Midcap Value Index	2.86%	12.36%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,359,140
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,359,140
# of Portfolio Holdings	56
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	20.6%
Financials	15.0%
Health Care	11.0%
Information Technology	10.0%
Real Estate	9.4%
Utilities	6.7%
Energy	6.6%
Materials	6.3%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Communication Services	1.4%
Short-Term Investments	2.1%
Other assets less liabilities	-0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Ameren Corp.	$82,421	3.5%
Alliant Energy Corp.	$74,542	3.2%
Dollar Tree, Inc.	$67,927	2.9%
AutoZone, Inc.	$63,269	2.7%
Invesco Ltd.	$62,934	2.7%
CBRE Group, Inc. - Class A	$57,773	2.4%
ON Semiconductor Corp.	$57,625	2.4%
TechnipFMC PLC	$56,077	2.4%
Reliance, Inc.	$55,864	2.4%
United Rentals, Inc.	$55,432	2.3%
Total	$633,864	26.9%

Material Fund Change [Text Block]
C000141795
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Advisor Class
Trading Symbol	SCYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCYVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$89	0.92%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily impacted by negative security selection across several sectors, which was the leading detractor from performance. Sector allocation also contributed negatively, further weighing on results. While there were some positive influences from select holdings and positioning, including security selection within real estate, financials, technology and industrials, as well as an overweight in materials and technology and an underweight to certain underperforming sectors, these were not sufficient to offset the broader challenges faced during the period. Overall, the Fund’s performance reflected the impact of difficult market conditions and the effects of active management decisions across different sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,974	$10,806	$11,985
11/17	$13,374	$13,277	$13,587
11/18	$12,745	$14,111	$13,339
11/19	$13,307	$16,384	$13,867
11/20	$12,984	$19,244	$13,915
11/21	$18,212	$24,617	$18,509
11/22	$17,024	$22,350	$17,630
11/23	$15,453	$25,443	$16,796
11/24	$20,456	$34,066	$22,262
11/25	$19,230	$39,175	$22,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	-5.99%	8.17%	6.76%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 541,825,777
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,482,529
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$541,825,777
# of Portfolio Holdings	102
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$4,482,529

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.9%
Industrials	17.2%
Consumer Discretionary	11.2%
Real Estate	8.8%
Information Technology	8.4%
Materials	6.6%
Energy	6.4%
Health Care	5.5%
Utilities	3.9%
Communication Services	3.0%
Consumer Staples	2.9%
Short-Term Investments	1.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Topgolf Callaway Brands Corp.	$9,698,073	1.8%
UMB Financial Corp.	$8,719,225	1.6%
ONE Gas, Inc.	$8,666,002	1.6%
COPT Defense Properties	$8,502,069	1.6%
American Healthcare REIT, Inc.	$8,209,095	1.5%
Independent Bank Corp.	$7,992,290	1.5%
HA Sustainable Infrastructure Capital, Inc.	$7,938,363	1.4%
Scholastic Corp.	$7,745,713	1.4%
Winmark Corp.	$7,597,109	1.4%
Laureate Education, Inc.	$7,508,051	1.4%
Total	$82,575,990	15.2%

Material Fund Change [Text Block]
C000141790
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class A
Trading Symbol	SCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCAVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.17%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily impacted by negative security selection across several sectors, which was the leading detractor from performance. Sector allocation also contributed negatively, further weighing on results. While there were some positive influences from select holdings and positioning, including security selection within real estate, financials, technology and industrials, as well as an overweight in materials and technology and an underweight to certain underperforming sectors, these were not sufficient to offset the broader challenges faced during the period. Overall, the Fund’s performance reflected the impact of difficult market conditions and the effects of active management decisions across different sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Value Index
11/15	$9,577	$10,000	$10,000
11/16	$11,446	$10,806	$11,985
11/17	$12,745	$13,277	$13,587
11/18	$12,112	$14,111	$13,339
11/19	$12,623	$16,384	$13,867
11/20	$12,281	$19,244	$13,915
11/21	$17,184	$24,617	$18,509
11/22	$16,030	$22,350	$17,630
11/23	$14,504	$25,443	$16,796
11/24	$19,157	$34,066	$22,262
11/25	$17,955	$39,175	$22,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-6.27%	7.89%	6.49%
Class A (with sales charges)	-10.27%	6.96%	6.03%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 541,825,777
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,482,529
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$541,825,777
# of Portfolio Holdings	102
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$4,482,529

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.9%
Industrials	17.2%
Consumer Discretionary	11.2%
Real Estate	8.8%
Information Technology	8.4%
Materials	6.6%
Energy	6.4%
Health Care	5.5%
Utilities	3.9%
Communication Services	3.0%
Consumer Staples	2.9%
Short-Term Investments	1.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Topgolf Callaway Brands Corp.	$9,698,073	1.8%
UMB Financial Corp.	$8,719,225	1.6%
ONE Gas, Inc.	$8,666,002	1.6%
COPT Defense Properties	$8,502,069	1.6%
American Healthcare REIT, Inc.	$8,209,095	1.5%
Independent Bank Corp.	$7,992,290	1.5%
HA Sustainable Infrastructure Capital, Inc.	$7,938,363	1.4%
Scholastic Corp.	$7,745,713	1.4%
Winmark Corp.	$7,597,109	1.4%
Laureate Education, Inc.	$7,508,051	1.4%
Total	$82,575,990	15.2%

Material Fund Change [Text Block]
C000141791
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class C
Trading Symbol	SCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCCVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.93%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily impacted by negative security selection across several sectors, which was the leading detractor from performance. Sector allocation also contributed negatively, further weighing on results. While there were some positive influences from select holdings and positioning, including security selection within real estate, financials, technology and industrials, as well as an overweight in materials and technology and an underweight to certain underperforming sectors, these were not sufficient to offset the broader challenges faced during the period. Overall, the Fund’s performance reflected the impact of difficult market conditions and the effects of active management decisions across different sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,862	$10,806	$11,985
11/17	$13,111	$13,277	$13,587
11/18	$12,375	$14,111	$13,339
11/19	$12,796	$16,384	$13,867
11/20	$12,360	$19,244	$13,915
11/21	$17,159	$24,617	$18,509
11/22	$15,898	$22,350	$17,630
11/23	$14,283	$25,443	$16,796
11/24	$18,731	$34,066	$22,262
11/25	$17,422	$39,175	$22,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-6.99%	7.11%	5.71%
Class C (with sales charges)	-7.89%	7.11%	5.71%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 541,825,777
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,482,529
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$541,825,777
# of Portfolio Holdings	102
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$4,482,529

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.9%
Industrials	17.2%
Consumer Discretionary	11.2%
Real Estate	8.8%
Information Technology	8.4%
Materials	6.6%
Energy	6.4%
Health Care	5.5%
Utilities	3.9%
Communication Services	3.0%
Consumer Staples	2.9%
Short-Term Investments	1.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Topgolf Callaway Brands Corp.	$9,698,073	1.8%
UMB Financial Corp.	$8,719,225	1.6%
ONE Gas, Inc.	$8,666,002	1.6%
COPT Defense Properties	$8,502,069	1.6%
American Healthcare REIT, Inc.	$8,209,095	1.5%
Independent Bank Corp.	$7,992,290	1.5%
HA Sustainable Infrastructure Capital, Inc.	$7,938,363	1.4%
Scholastic Corp.	$7,745,713	1.4%
Winmark Corp.	$7,597,109	1.4%
Laureate Education, Inc.	$7,508,051	1.4%
Total	$82,575,990	15.2%

Material Fund Change [Text Block]